PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Plan Asset Categories (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in financial position [line items]
Cash & cash equivalents	€ 4	€ 8
Equities	176	173
Bonds	259	209
Property	71	54
Other	34	14
Total fair value of plan assets	544	458
Quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	4	8
Equities	115	109
Bonds	149	106
Property	16	8
Other	0	1
Total fair value of plan assets	284	232
Unquoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	0	0
Equities	61	64
Bonds	110	103
Property	55	46
Other	34	13
Total fair value of plan assets	€ 260	€ 226